Segment Information - Summary of net long-lived assets by geographic area (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Geographic Areas Long Lived Assets [Line Items]
Long-Lived Assets	$ 15,945	$ 14,074
North America Segment [Member]
Geographic Areas Long Lived Assets [Line Items]
Long-Lived Assets	11,267	7,920
Europe Segment [Member]
Geographic Areas Long Lived Assets [Line Items]
Long-Lived Assets	$ 4,678	$ 6,154